SCHEDULE OF ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Property, plant, and equipment, net	$ 7,448	$ 6,685
Goodwill	4,852	4,380
Total assets held for sale, current assets	12,300	11,065
Accounts receivable, net		139
Prepaid expenses and other current assets		119
Property, plant, and equipment, net		2,439
Right-of-use assets		107
Other assets, noncurrent		4
Total assets held for sale, current assets		2,808
Total assets held for sale	12,300	13,873
Deferred tax liabilities	481	404
Total liabilities held for sale, current liabilities	481	404
Lines of credit – working capital		209
Accounts payable		187
Accrued expenses		514
Current portion of long-term debt		23
Long-term debt		63
Deferred tax liabilities, net		174
Total liabilities held for sale, current liabilities		1,170
Total liabilities held for sale	$ 481	$ 1,574